UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22432

Oxford Lane Capital Corp.
(Exact name of registrant as specified in charter)

8 Sound Shore Drive, Suite 255 Greenwich, CT	06830
(Address of principal executive offices)	(Zip code)

Jonathan H. Cohen Chief Executive Officer Oxford Lane Capital Corp. 8 Sound Shore Drive, Suite 255 Greenwich, CT 06830
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(203) 983-5275

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2015

OXFORD LANE CAPITAL CORP.

SCHEDULE OF INVESTMENTS

JUNE 30, 2015

(unaudited)

Item 1. Schedule of Investments

COMPANY(1)	INDUSTRY	INVESTMENT	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Debt Investments
Neuberger Berman CLO XIII, Ltd.	structured finance	CLO secured notes - Class F(3)(4)(5)	$4,500,000	$3,930,755	$4,117,500
		(LIBOR + 6.50%, due January 23, 2024)

OFSI Fund VII, Ltd.	structured finance	CLO secured notes - Class F(3)(4)(5)	5,564,000	4,651,849	4,557,472
		(LIBOR + 5.65%, due October 18, 2026)

Telos CLO 2013-3, Ltd.	structured finance	CLO secured notes - Class F(3)(4)(5)	3,000,000	2,727,370	2,535,600
		(LIBOR + 5.50%, due January 17, 2024)
Total Collateralized Loan Obligation - Debt Investments				$11,309,974	$11,210,572	4.52%

Collateralized Loan Obligation - Equity Investments
AIMCO CLO, Series 2014-A	structured finance	CLO subordinated notes(4)(6)	$26,000,000	$19,619,739	$18,469,391
		(Estimated yield 16.22%, maturity July 20, 2026)

AMMC CLO XII, Ltd.	structured finance	CLO subordinated notes(4)(6)	7,178,571	4,586,617	4,737,857
		(Estimated yield 18.10%, maturity May 10, 2025)

Ares XXV CLO Ltd.	structured finance	CLO subordinated notes(4)(6)	15,500,000	10,684,231	10,385,000
		(Estimated yield 12.71%, maturity January 17, 2024)

Ares XXVI CLO Ltd.	structured finance	CLO subordinated notes(4)(6)	7,500,000	4,829,464	4,721,800
		(Estimated yield 17.91%, maturity April 15, 2025)

Ares XXIX CLO Ltd.	structured finance	CLO subordinated notes(4)(6)	12,750,000	10,249,720	9,314,359
		(Estimated yield 16.30%, maturity April 17, 2026)

Battalion CLO VII Ltd.	structured finance	CLO subordinated notes(4)(6)	24,000,000	21,184,767	20,640,000
		(Estimated yield 13.89%, maturity October 17, 2026)

Benefit Street Partners CLO IV Ltd.	structured finance	CLO preference shares (4)(6)	10,000,000	9,250,170	8,200,000
		(Estimated yield 11.80%, maturity July 20, 2026)

Benefit Street Partners CLO V Ltd.	structured finance	CLO preference shares (4)(6)	10,000,000	8,973,999	8,400,000
		(Estimated yield 13.47%, maturity October 20, 2026)

B&M CLO 2014-1 LTD	structured finance	CLO subordinated notes(4)(6)	2,000,000	1,362,612	1,440,000
		(Estimated yield 21.28%, maturity April 16, 2026)

Carlyle Global Market Strategies CLO 2013-2, Ltd.	structured finance	CLO subordinated notes(4)(6) (Estimated yield 22.17%, maturity April 18, 2025)	10,125,000	7,069,901	7,900,665

Carlyle Global Market Strategies CLO 2015-1, Ltd.	structured finance	CLO subordinated notes(4)(6) (Estimated yield 14.00%, maturity April 20, 2027)	5,000,000	4,129,810	4,300,000

Cedar Funding III CLO, Ltd.	structured finance	CLO subordinated notes(4)(6)	25,000,000	19,821,163	17,250,000
		(Estimated yield 11.42%, maturity May 20, 2026)

Catamaran CLO 2015-1 Ltd	structured finance	CLO subordinated notes(4)(6)(8)	27,348,000	22,085,590	22,097,184
		(Estimated yield 16.66%, maturity April 22, 2027)

Hull Street CLO Ltd.	structured finance	CLO subordinated notes(4)(6)	15,000,000	13,411,799	12,450,000
		(Estimated yield 16.15%, maturity October 18, 2026)

Ivy Hill Middle Market Credit VII, Ltd.	structured finance	CLO subordinated notes(4)(6)	7,000,000	6,031,831	5,942,400
		(Estimated yield 16.34%, maturity October 20, 2025)

Longfellow Place CLO IX, Ltd.	structured finance	CLO subordinated notes(4)(6)	2,562,000	1,490,419	1,548,027
		(Estimated yield 23.39%, maturity January 15, 2024)

(Continued on next page)

OXFORD LANE CAPITAL CORP.

SCHEDULE OF INVESTMENTS

JUNE 30, 2015

(unaudited)

COMPANY(1)	INDUSTRY	INVESTMENT	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Mountain Hawk II CLO, Ltd.	structured finance	CLO subordinated notes(4)(6)	$10,000,000	$9,592,687	$8,570,000
		(Estimated yield 14.26%, maturity July 20, 2024)

Mountain Hawk III CLO, Ltd.	structured finance	CLO income notes(4)(6)	15,000,000	12,516,191	10,242,820
		(Estimated yield 13.66%, maturity April 18, 2025)

	structured finance	CLO M notes(7)	2,389,676	-	554,219
		(Maturity April 18, 2025)

Neuberger Berman CLO XIII, Ltd.	structured finance	CLO subordinated notes(4)(6)	6,255,000	3,309,910	3,064,950
		(Estimated yield 14.68%, maturity January 23, 2024)

OFSI Fund VII, Ltd.	structured finance	CLO subordinated notes(4)(6)	28,840,000	23,056,064	20,966,255
		(Estimated yield 18.91%, maturity October 18, 2026)

OZLM XIV, LTD	structured finance	CLO subordinated notes(4)(6)(9)	10,000,000	10,000,000	10,000,000
		(Estimated yield 14.00%, maturity December 19, 2016)

OZLM VII Ltd.	structured finance	CLO subordinated notes(4)(6)	20,000,000	16,186,008	16,256,064
		(Estimated yield 17.08%, maturity July 17, 2026)

Parallel 2015-1 Ltd.	structured finance	CLO subordinated notes(4)(6)(8)	7,750,000	6,196,961	6,064,375
		(Estimated yield 19.00%, maturity July 20, 2027)

Seneca Park CLO, Ltd.	structured finance	CLO subordinated notes(4)(6)	32,000,000	26,773,165	26,987,779
		(Estimated yield 16.53%, maturity July 17, 2026)

Shackleton II CLO, Ltd.	structured finance	CLO income notes(4)(6)	10,000,000	8,328,458	7,360,000
		(Estimated yield 10.95%, maturity October 20, 2023)

Sound Point CLO VIII, Ltd.	structured finance	CLO subordinated notes(4)(6)	5,000,000	3,985,157	3,990,173
		(Estimated yield 16.51%, maturity April 15, 2027)

	structured finance	CLO subordinated F notes(7)	224,719	202,247	229,889
		(Maturity April 15, 2027)

Sound Point CLO IX, Ltd.	structured finance	CLO subordinated notes(4)(6)(8)	10,000,000	8,249,065	8,650,000
		(Estimated yield 18.20%, maturity July 20, 2027)

Telos CLO 2013-3, Ltd.	structured finance	CLO subordinated notes(4)(6)	13,333,334	10,100,602	10,133,334
		(Estimated yield 17.25%, maturity January 17, 2024)

Telos CLO 2013-4, Ltd.	structured finance	CLO subordinated notes(4)(6)	8,700,000	6,023,145	6,595,456
		(Estimated yield 22.55%, maturity July 17, 2024)

TICP CLO IV, Ltd.	structured finance	CLO subordinated notes(4)(6)(8)	19,750,000	16,200,990	15,839,500
		(Estimated yield 16.84%, maturity July 20, 2027)

Venture XIII, CLO Ltd.	structured finance	CLO subordinated notes(4)(6)	8,500,000	6,371,504	6,842,500
		(Estimated yield 19.45%, maturity June 10, 2025)

Venture XVI CLO, Ltd.	structured finance	CLO subordinated notes(4)(6)	15,000,000	12,550,976	12,648,501
		(Estimated yield 18.17%, maturity April 15, 2026)

Venture XVII CLO, Ltd.	structured finance	CLO subordinated notes(4)(6)	9,000,000	7,404,217	7,375,764
		(Estimated yield 17.65%, maturity July 15, 2026)

(Continued on next page)

OXFORD LANE CAPITAL CORP.

SCHEDULE OF INVESTMENTS

JUNE 30, 2015

(unaudited)

COMPANY(1)	INDUSTRY	INVESTMENT	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Venture XVIII CLO, Ltd.	structured finance	CLO subordinated notes(4)(6)	$7,000,000	$5,876,711	$5,814,329
		(Estimated yield 16.74%, maturity October 15, 2026)

	structured finance	CLO subordinated F notes(7)	357,055	-	337,249
		(Maturity October 15, 2026)

Wind River 2014-3 CLO Ltd.	structured finance	CLO subordinated notes(4)(6)	22,930,000	21,209,777	21,554,200
		(Estimated yield 16.12%, maturity January 22, 2027)

Other CLO equity related investments	structured finance	CLO other(7)	-	-	4,117,543

Total Collateralized Loan Obligation - Equity Investments				$378,915,667	$371,991,583	149.91%

Total Investments				$390,225,641	$383,202,155	154.42%

LIABILITIES IN EXCESS OF OTHER ASSETS					(135,051,641)
NET ASSETS (equivalent to $13.88 per share based on 17,875,094 shares of common stock outstanding)					$248,150,514

(1)	We do not "control" and are not an "affiliate" of any of our investments, each as defined in the Investment Company Act of 1940 (the "1940 Act"). In general, under the 1940 Act, we would be presumed to "control" a portfolio company if we owned 25% or more of its voting securities and would be an "affiliate" of a portfolio company if we owned 5% or more of its voting securities.
(2)	Fair value is determined in good faith by the Board of Directors of the Company.
(3)	Notes bear interest at variable rates.
(4)	Cost value reflects accretion of original issue discount or market discount, and amortization of premium.
(5)	The CLO secured notes generally bear interest at a rate determined by reference to three-month LIBOR which resets quarterly, and is determined on the business day preceding the current payment date for this investment. For each CLO debt investment, the rate provided is as of the most recent reset date prior to June 30, 2015.
(6)	The CLO subordinated notes and income notes are considered equity positions in the CLO funds. Equity investments are entitled to recurring distributions which are generally equal to the remaining cash flow of the payments made by the underlying fund's securities less contractual payments to debt holders and fund expenses. The estimated yield indicated is based upon a current projection of the amount and timing of these recurring distributions and the estimated amount of repayment of principal upon termination. Such projections are periodically reviewed and adjusted, and the estimated yield may not ultimately be realized.
(7)	Fair value represents discounted cash flows associated with fees earned from CLO equity investments
(8)	Investment has not made inaugural distribution for relevant period end. See "Note 3. Investment Income Recognition."
(9)	The subordinated notes represent an investment in a warehouse facility, which is a financing structure intended to aggregate loans that may be used to form the basis of a CLO vehicle.

See Accompanying Notes

OXFORD LANE CAPITAL CORP.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2015

(unaudited)

NOTE 1. INVESTMENT VALUATION

Oxford Lane Capital Corp. (“OXLC”, “we” or the “Fund”) fair values its investment portfolio in accordance with the provisions of ASC 820, Fair Value Measurement and Disclosure. An estimate made in the preparation of OXLC’s financial statements is the valuation of investments, as well as the related amounts of unrealized appreciation and depreciation of investments recorded. OXLC believes that there is no single definitive method for determining fair value in good faith. As a result, determining fair value requires that judgment be applied to the specific facts and circumstances of each portfolio investment while employing a consistently applied valuation process for the types of investments OXLC makes.

ASC 820-10 clarified the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. ASC 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, which includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities in markets that are not active; and Level 3, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions. OXLC considers the attributes of current market conditions on an on-going basis and has determined that due to the general illiquidity of the market for its investment portfolio, whereby little or no market data exists, almost all of OXLC’s investments are based upon “Level 3” inputs as of June 30, 2015.

The Fund may also invest directly in senior secured loans (either in the primary or secondary markets). In valuing such investments, Oxford Lane Management, LLC (“OXLC Management”) will prepare an analysis of each loan, including a financial summary, covenant compliance review, recent trading activity in the security, if known, and other business developments related to the portfolio company. Any available information, including non-binding indicative bids obtained from a recognized industry pricing service and agent banks which may not be considered reliable, will be presented to the OXLC Valuation Committee (the “Valuation Committee”) of the Board to consider in its determination of fair value. In some instances, there may be limited trading activity in a security even though the market for the security is considered not active. In such cases the Board will consider the number of trades, the size and timing of each trade and other circumstances around such trades, to the extent such information is available, in its determination of fair value. At June 30, 2015, the Fund did not have any direct investments in senior secured loans.

Collateralized Loan Obligations — Debt and Equity

OXLC has acquired a number of debt and equity positions in CLO investment vehicles and more recently CLO warehouse investments. These investments are special purpose financing vehicles. In valuing such investments, OXLC considers the operating metrics of the specific investment vehicle, including compliance with collateralization tests, defaulted and restructured securities, and payment defaults, if any. In addition, OXLC considers the indicative prices provided by a recognized industry pricing service as a primary source, and the implied yield of such prices, supplemented by actual trades executed in the market at or around period-end, as well as the indicative prices provided by the broker who arranges transactions in such investment vehicles. OXLC also considers those instances in which the record date for an equity distribution payment falls on the last day of the period, and the likelihood that a prospective purchaser would require a downward adjustment to the indicative price representing substantially all of the pending distribution. Additional factors include any available information on other relevant transactions including firm bids and offers in the market and information resulting from bids-wanted-in-competition. OXLC Management or the Valuation Committee may request an additional analysis by a third-party firm to assist in the valuation process of CLO investment vehicles. All information is presented to OXLC’s Board of Directors for its determination of fair value of these investments.

OXFORD LANE CAPITAL CORP.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2015

(unaudited)

NOTE 2. FAIR VALUE

The Fund’s assets measured at fair value on a recurring basis subject to the disclosure requirements of ASC 820-10 at June 30, 2015, were as follows:

	Fair Value Measurements at Reporting Date Using
Assets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	($ in millions)	($ in millions)	($ in millions)	($ in millions)
CLO debt	$-	$-	$11.2	$11.2

CLO equity	-	-	372.0	372.0

Total	$-	$-	$383.2	$383.2

Significant Unobservable Inputs for Level 3 Investments

In accordance with ASC 820-10, the following table provides quantitative information about the Fund’s Level 3 fair value measurements as of June 30, 2015. The Fund’s valuation policy, as described above, establishes parameters for the sources and types of valuation analysis, as well as the methodologies and inputs that the Fund uses in determining fair value. If the Valuation Committee or OXLC Management determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work may be undertaken. The table, therefore, is not all-inclusive, but provides information on the significant Level 3 inputs that are pertinent to the Fund’s fair value measurements. The weighted average calculations in the table below are based on principal balances for all CLO debt and equity investments.

	Quantitative Information about Level 3 Fair Value Measurements

Assets	Fair Value as of June 30, 2015	Valuation Techniques / Methodologies	Unobservable Input	Range / Weighted Average
	($ in millions)
CLO debt	$11.2	Market quotes	NBIB(1)	81.9%-91.5% / 85.8%
CLO equity	340.6	Market quotes	NBIB(1)	49.0%-94.0% / 78.3%
	26.2	Recent transactions	Actual trade(2)	76.4%-100.0% / 84.3%
CLO equity - fee notes	1.1	Discounted cash flow	Discount rate	12.1%-12.5% / 12.2%
CLO equity - other related investments	4.1	Discounted cash flow	Discount rate	12.0%-13.5% / 12.9%

Total Fair Value for Level 3 Investments	$383.2

(1)	The Fund generally uses prices provided by an independent pricing service or broker or agent bank non-binding indicative bid prices (“NBIB”) on or near the valuation date as the primary basis for the fair value determinations for CLO debt and equity investments, which may be adjusted for pending equity distributions as of valuation date. These bid prices are non-binding, and may not be determinative of fair value. Each bid price is evaluated by the Valuation Committee in conjunction with additional information compiled by OXLC Management, including performance and covenant compliance information as provided by the independent trustee.

(2)	Prices provided by independent pricing service are evaluated in conjunction with actual trades, and in certain cases, the value represented by actual trades may be more representative of fair value as determined by the Valuation Committee.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a significantly lower or higher fair value measurement.

OXFORD LANE CAPITAL CORP.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2015

(unaudited)

NOTE 3. INVESTMENT INCOME RECOGNITION

Income from Securitization Vehicles and Equity Investments

Income from investments in the equity class securities of CLO vehicles (typically income notes or subordinated notes) is recorded using the effective interest method in accordance with the provisions of ASC 325-40, Beneficial Interests in Securitized Financial Assets, based upon an estimation of an effective yield to maturity utilizing assumed cash flows, including those CLO equity investments that have not made their inaugural distribution for the relevant period end. The Fund monitors the expected residual payments, and effective yield is determined and updated quarterly, as needed. Accordingly, investment income recognized on CLO equity securities in the GAAP statement of operations differs from both the tax-basis investment income and from the cash distributions actually received by the Fund during the period.

The Fund also records income on its investments in CLO warehouse facilities based on a stated rate as per the underlying note purchase agreement or an estimated rate.

Interest Income

Interest income is recorded on an accrual basis using the contractual rate applicable to each debt investment and includes the accretion of discounts and amortization of premiums. Discounts from and premiums to par value on securities purchased are accreted/amortized into interest income over the life of the respective security using the effective yield method. The amortized cost of investments represents the original cost adjusted for the accretion of discounts and amortization of premiums, if any.

Generally, when interest and/or principal payments on a loan become past due, or if the Fund otherwise does not expect the borrower to be able to service its debt and other obligations, the Fund will place the loan on non-accrual status and will generally cease recognizing interest income on that loan for financial reporting purposes until all principal and interest have been brought current through payment or due to restructuring such that the interest income is deemed to be collectible. The Fund generally restores non-accrual loans to accrual status when past due principal and interest is paid and, in the Fund’s judgement, are likely to remain current. As of June 30, 2015, the Fund had no non-accrual assets held in its portfolio.

NOTE 4. U.S. FEDERAL INCOME TAXES

The Fund intends to operate so as to qualify to be taxed as a RIC under Subchapter M of the U.S. Tax Code (the “Code”) and, as such, to not be subject to U.S. federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, OXLC is required to distribute at least 90% of its investment company taxable income, as defined by the Code.

Because U.S. federal income tax regulations differ from accounting principles generally accepted in the United States, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statement to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future.

Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. Our dividend policy is based upon our estimate of our taxable net investment income, which includes actual distributions from our CLO equity class investments, with further consideration given to our realized gains or losses on a taxable basis.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted which engaged various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in the pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

OXFORD LANE CAPITAL CORP.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2015

(unaudited)

NOTE 4. U.S. FEDERAL INCOME TAXES – (continued)

As of June 30, 2014, the cost and net unrealized depreciation of securities on a tax basis were as follows:

Cost for federal income tax purposes	$417,368,168
Gross unrealized appreciation	$8,377,224

Gross unrealized depreciation	(42,543,237)
Net unrealized depreciation	$(34,166,013)

Item 2. Controls and Procedures.

(a)     Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Chief Executive Officer (its principal executive officer) and Chief Financial Officer (its principal financial officer) have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OXFORD LANE CAPITAL CORP.

By:	/s/ Jonathan H. Cohen
Name: Jonathan H. Cohen
Title: Chief Executive Officer

Date: August 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan H. Cohen		By:	/s/ Bruce L. Rubin
	Name:	Jonathan H. Cohen		Name:	Bruce L. Rubin
	Title:	Chief Executive Officer		Title:	Chief Financial Officer
		(Principal Executive Officer)			(Principal Financial Officer)

	Date:	August 18, 2015		Date:	August 18, 2015